Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 55.3%
64,875	iShares 20+ Year Treasury Bond ETF	$6,900,754	1.0
1,067,277	Schwab U.S. TIPS ETF	57,216,720	8.2
366,529	Vanguard Short-Term Bond ETF	28,035,803	4.0
5,339,470	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	264,404,147	38.0
817,159	Xtrackers USD High Yield Corporate Bond ETF	28,396,276	4.1

	Total Exchange-Traded Funds
	(Cost $388,126,564)	384,953,700	55.3

MUTUAL FUNDS: 44.4%
	Affiliated Investment Companies: 44.4%
2,145,670	Voya Emerging Markets Index Portfolio - Class I	21,907,289	3.1
280,044	(1) Voya Russell Large Cap Growth Index Portfolio Class I	14,884,364	2.1
3,676,212	Voya Short Term Bond Fund - Class R6	34,152,014	4.9
3,827,355	Voya U.S. Bond Index Portfolio - Class I	35,632,676	5.1
500,723	(1) Voya VACS Index Series EM Portfolio	5,272,614	0.8
3,509,528	(1) Voya VACS Index Series I Portfolio	35,165,471	5.1
1,701,533	(1) Voya VACS Index Series MC Portfolio	16,453,822	2.4
14,405,484	(1) Voya VACS Index Series S Portfolio	145,927,550	20.9

	Total Mutual Funds
	(Cost $305,787,279)	309,395,800	44.4

	Total Long-Term Investments
	(Cost $693,913,843)	694,349,500	99.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,370,161	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $1,370,161)	1,370,161	0.2

	Total Short-Term Investments
	(Cost $1,370,161)	1,370,161	0.2

	Total Investments in Securities (Cost $695,284,004)	$695,719,661	99.9
	Assets in Excess of Other Liabilities	934,951	0.1
	Net Assets	$696,654,612	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$384,953,700	$–	$–	$384,953,700
Mutual Funds	309,395,800	–	–	309,395,800
Short-Term Investments	1,370,161	–	–	1,370,161
Total Investments, at fair value	$695,719,661	$–	$–	$695,719,661
Other Financial Instruments+
Futures	388,212	–	–	388,212
Total Assets	$696,107,873	$–	$–	$696,107,873
Liabilities Table
Other Financial Instruments+
Futures	$(661,108)	$–	$–	$(661,108)
Total Liabilities	$(661,108)	$–	$–	$(661,108)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$21,915,051	$(7,763)	$-	$21,907,288	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	21,278,870	7,051,017	(31,519,268)	3,189,381	-	-	(2,635,736)	-
Voya International Index Portfolio - Class P2	35,115,395	15,626	(36,615,004)	1,483,983	-	-	1,409,223	-
Voya Russell Large Cap Growth Index - Class I	-	13,611,400	(104,432)	1,377,396	14,884,364	-	6,218	-
Voya Russell Mid Cap Index Portfolio - Class P2	13,550,541	3,849,887	(21,128,247)	3,727,819	-	-	(2,598,660)	-
Voya Short Term Bond Fund - Class R6	-	34,429,375	(629,337)	351,976	34,152,014	85,144	4,756	-
Voya U.S. Bond Index Portfolio - Class I	-	63,847,684	(28,557,650)	342,642	35,632,676	193,789	(317,265)	-
Voya U.S. Bond Index Portfolio - Class P2	313,889,345	3,966,934	(378,291,679)	60,435,400	-	1,162,706	(52,702,212)	-
Voya U.S. Stock Index Portfolio - Class P2	141,050,318	4,730,113	(166,834,131)	21,053,700	-	-	(12,217,718)	-
Voya VACS Index Series Emerging Markets Portfolio	-	5,137,418	(14,224)	149,420	5,272,614	-	442	-
Voya VACS Index Series I Portfolio	-	36,967,836	(1,873,607)	71,242	35,165,471	-	(18,928)	-
Voya VACS Index Series MC Portfolio	-	18,411,173	(1,397,521)	(559,829)	16,453,823	-	(15,122)	-
Voya VACS Index Series S Portfolio	-	153,299,667	(9,247,792)	1,875,675	145,927,550	-	(7,493)	-
VRIAC Contract	48,136,071	43,750	(48,179,821)	-	-	-	811,829	-
	$573,020,540	$367,276,931	$(724,400,476)	$93,498,805	$309,395,800	$1,441,639	$(68,280,666)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	145	06/16/23	$13,147,875	$388,212
			$13,147,875	$388,212
Short Contracts:
MSCI EAFE Index	(67)	06/16/23	(7,023,275)	(240,868)
S&P 500® E-Mini	(34)	06/16/23	(7,034,175)	(420,240)
			$(14,057,450)	$(661,108)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $706,178,308.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,618,568
Gross Unrealized Depreciation	(16,350,111)
Net Unrealized Depreciation	$(10,731,543)